LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 9) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES
Period of repayment performance for restructured loan to be removed from the troubled debt restructuring classification	1 year
Period of repayment performance for restructured loan to return to performing status	6 months
Delinquent period for classification to defaulted loans	90 days
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	$ 41,273,013	$ 47,417,556
Recorded Investment	41,484,633	47,619,353
Total Restructured During The Period	9,038,601	15,399,298	19,722,370
Restructured During Preceding Twelve Months and Defaulted During The Period	3,700,857	19,746,031	13,582,172
Amount of additional funds (undisbursed) committed to borrowers who were included in troubled debt restructured status	175,000	5,000
Gross amount of interest that would have been recognized under the original terms of renegotiated loans	3,000,000	3,400,000
Actual amount of interest income recognized under the restructured terms	1,100,000	2,100,000
Provisions for losses related to restructured loans	2,500,000	3,600,000
Specific reserves related to troubled debt restructurings	1,300,000	625,000
Residential mortgage loans
Troubled Debt Restructurings
Total Restructured During The Period	3,950,779	7,667,713	11,916,113
Restructured During Preceding Twelve Months and Defaulted During The Period	3,611,561	17,826,288	12,931,213
Commercial loans
Troubled Debt Restructurings
Total Restructured During The Period	5,086,481	7,689,631	7,806,257
Restructured During Preceding Twelve Months and Defaulted During The Period	89,296	1,607,578	650,959
Consumer loans
Troubled Debt Restructurings
Total Restructured During The Period	1,341	41,954
Restructured During Preceding Twelve Months and Defaulted During The Period		312,165
Non-performing loans
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	17,854,997	30,015,101
Recorded Investment	17,956,105	30,140,087
Troubled debt restructurings current under restructured terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	11,305,093	22,198,364
Recorded Investment	11,371,198	22,284,401
Troubled debt restructurings past due under restructured terms
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	6,549,904	7,816,737
Recorded Investment	6,584,907	7,855,686
Troubled debt restructurings returned to accrual status
Troubled Debt Restructurings
Unpaid Principal Balance Net of Charge-offs	23,418,016	17,402,455
Recorded Investment	$ 23,528,528	$ 17,479,266